PROVISIONS, COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
PROVISIONS, COMMITMENTS AND CONTINGENCIES
Provisions, Commitments And Contingencies

20. PROVISIONS, COMMITMENTS AND CONTINGENCIES

Provisions and contingent liabilities

The Company’s current known provisions and contingent liabilities consist of termination benefits and legal disputes.

Thousands of United States dollars	Termination benefits	Legal disputes
Balance as at December 31, 2020	$-	$-
Additional provisions	352	1,681
Balance as at December 31, 2021	$352	$1,681

The termination benefits provision relates to contractual termination benefits owed to a former board member of the Company and a consultant. The amounts are recorded within accounts payable and accrued expenses on the consolidated statements of financial position.

The legal disputes provision relates to the settlement of a contractual dispute between the Company and the underwriter for the Company’s IPO, with respect to the amount of compensation due to such underwriter pursuant to an engagement letter entered into in September 2020 and an underwriting agreement dated May 2021, each entered into between the underwriter and the Company. In April 2022, the Company entered a settlement agreement with the underwriter pursuant to which the Company paid $0.4 million and issued 700,000 common shares of the Company to the underwriter to settle the dispute. The provision balance as of December 31, 2021 reflects the value of the cash and the Company’s shares as of the date of the settlement agreement. If the Company enters additional business combination transactions by May 11, 2022, the Company will owe an additional 1.5% of the transaction value to the underwriter. The amounts are recorded within trade payables and accrued liabilities on the consolidated statements of financial position.

The Company records liabilities for legal proceedings in those instances where it can reasonably estimate the amount of the loss and where liability is probable. The Company is engaged from time-to-time in various legal proceedings and claims that have arisen in the ordinary course of business. The outcome of all the proceedings and claims against the Company is subject to future resolution, including the uncertainties of litigation. Based on information currently known to the Company and after consultation with outside legal counsel, management believes that the probable ultimate resolution of any such proceedings and claims, individually or in the aggregate, will not have a material adverse effect on the financial condition of the Company, taken as a whole as at December 31, 2021.

On March 18, 2022, the Company received a letter from a law firm representing an undisclosed group of former pre-acquisition shareholders of VBI (the “VBI Shareholders”) seeking to engage in settlement discussions on the basis that the Company was purportedly misleading in its intentions to engage in a capital raising transaction shortly after the completion of the VBI acquisition. We promptly responded in writing and denied the VBI Shareholders presentation of the facts and denied all allegations against the Company. We believe that any potential claims as alleged in the letter are without merit and we intend to defend vigorously against them in connection with any future potential legal proceedings. The VBI Shareholders have not commenced litigation against the Company and it is unknown whether the VBI Shareholders will do so and what their claims may be. The Company believes that an unfavorable settlement in this matter is remote, and, as such, has not accrued a liability as of December 31, 2021.

Management contracts

The Company is party to certain management contracts. As at December 31, 2021, these contracts require payments totaling approximately $1.5 million to be made upon the occurrence of a change in control to the officers of the Company. The Company is also committed to payments to certain individuals upon termination of approximately $1.2 million pursuant to the terms of these contracts. As a triggering event has not taken place, these amounts have not been recorded in these consolidated financial statements.

Shared services and space commitment

The Company has an agreement to share general and administrative, promotion, corporate development, consulting services, and office space with other companies with monthly payments and a minimum commitment of CAD 45,000 ($36,000 on December 31, 2021). This agreement may be terminated by either party giving at least 90 days’ prior written notice (or such shorter period as the parties may mutually agree upon) to the other party of termination. These services are provided by 2227929 Ontario Inc which is a related party (Note 19). This agreement expired by its terms on March 14, 2022.